SHORT-TERM AND LONG-TERM DEBT - Narrative (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Total debt			$ 1,823,322,000		$ 1,826,504,000
Minimum
Debt Instrument [Line Items]
Book equity ratio			0.20
Maximum
Debt Instrument [Line Items]
Book equity ratio			1.0
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Total debt			$ 1,270,991,000		1,280,623,000
Bareboat charter age	9 years 10 months 24 days
U.S. dollar denominated floating rate debt | $330 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt			296,000,000		313,000,000
Gross price			330,000,000
U.S. dollar denominated floating rate debt | Flex Rainbow $180 Million Sale and Leaseback (1)
Debt Instrument [Line Items]
Total debt			165,218,000		174,066,000
Gross price			180,000,000
U.S. dollar denominated floating rate debt | Flex Endeavour $160 Million Sale and Leaseback (1)
Debt Instrument [Line Items]
Total debt			158,190,000		0
Gross price			160,000,000
Sale and leaseback agreement, lease period	8 years 6 months
Loan covenant
Debt Instrument [Line Items]
Face amount			$ 25,000,000
Term			6 months
Loan covenant (in percent)			5.00%
Line of Credit
Debt Instrument [Line Items]
Total debt			$ 413,675,000		400,000,000
$375 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 375,000,000	375,000,000
Total debt		$ 80,700,000
$375 million facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			375,000,000
$90 million term tranche under the $270 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			270,000,000
Basis spread on variable rate (percent)		1.85%
Term		5 years 6 months
Age adjusted term		22 years
$90 million term tranche under the $270 Million Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			270,000,000
$90 million tranche, $270 million term loan Facility
Debt Instrument [Line Items]
Face amount		$ 90,000,000.0
$90 million tranche, $270 million term loan Facility | U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Total debt			90,000,000		0
Face amount			90,000,000
$150 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity			150,000,000	$ 150,000,000
$150 million facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			150,000,000
$84 million revolving tranche under the Flex Enterprise $150 Million Facility | Line of Credit
Debt Instrument [Line Items]
Total debt			83,675,000		$ 0
Face amount			$ 83,700,000